Business combination (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021
Business Acquisition [Line Items]
Operations and comprehensive income (loss)	$ 139,902	$ 30,080
Shanghai Qishuo [Member]
Business Acquisition [Line Items]
Acquisition percentage			51.00%
Shanghai Qishuo [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value business acquisition	$ 172,514
Useful life of business acquisition	4 years